CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 46,044,445	$ 49,960,907	$ 53,836,937
Mortgage loans held for sale	5,169,547	5,338,349	5,548,562
Securities and other	399,630	409,036	867,174
Total interest and dividend income	51,613,622	55,708,292	60,252,673
INTEREST EXPENSE:
Deposits	4,965,183	7,192,873	11,327,379
Borrowed money	970,184	943,200	1,118,037
Subordinated debentures	509,437	541,728	505,889
Total interest expense	6,444,804	8,677,801	12,951,305
Net interest income	45,168,818	47,030,491	47,301,368
Provision for loan losses	12,090,000	14,450,000	14,800,000
Net interest income after provision for loan losses	33,078,818	32,580,491	32,501,368
NON-INTEREST INCOME:
Mortgage revenues	12,331,500	8,772,721	5,670,484
Retail banking fees	4,194,912	4,106,177	4,148,807
Investment brokerage revenues	973,963	1,402,448	1,864,170
Bank-owned life insurance income	903,177	1,001,608	1,071,637
Other	366,531	420,754	242,707
Total non-interest income	18,770,083	15,703,708	12,997,805
NON-INTEREST EXPENSE:
Salaries and employee benefits	17,746,857	15,262,518	15,021,505
Occupancy, equipment and data processing expense	10,111,830	9,289,870	8,990,060
Advertising	545,339	518,765	574,438
Professional services	2,524,107	2,084,098	1,653,032
FDIC deposit insurance premium expense	1,251,848	1,757,199	2,430,621
Real estate foreclosure losses and expense, net	2,209,968	3,039,315	2,872,484
Postage, document delivery and office supplies expense	692,952	696,967	898,470
Other	2,160,345	1,542,552	1,843,979
Total non-interest expense	37,243,246	34,191,284	34,284,589
Income before income taxes	14,605,655	14,092,915	11,214,584
Income tax expense	4,796,596	4,263,227	3,149,807
Net income	9,809,059	9,829,688	8,064,777
OTHER COMPREHENSIVE INCOME:
Unrealized (loss) gain on debt and mortgage-backed securities available for sale	(75,831)	34,137	(60,523)
Income tax benefit (expense)	28,816	(12,972)	22,999
Net unrealized (loss) gain	(47,015)	21,165	(37,524)
Comprehensive income	9,762,044	9,850,853	8,027,253
Income available to common shares	$ 8,289,487	$ 8,145,658	$ 5,998,761
Per Common Share Amounts:
Basic earnings per common share (in dollars per share)	$ 0.76	$ 0.76	$ 0.57
Weighted average common shares outstanding - basic (in shares)	10,892,136	10,679,091	10,543,316
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.74	$ 0.55
Weighted average common shares outstanding - diluted (in shares)	11,132,941	10,993,862	10,987,605